Subsequent events	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events	Subsequent events
The following events occurred after December 31, 2024:
Cash Guarantees
The Group issued one new letter of credit to a renewable electricity supplier in relation to an existing power purchase agreement . The letter of credit was not issued from the unutilized guarantee facility but was issued from cash deposits from Société Générale in January 2025, and have a total original amount of €420 thousand.
Change in Leadership
At the beginning of 2025, the former CEO and member of the Board of Directors, Mathieu Bonnet, and the former CTO, Alexis Galley, departed the Company. Therefore, on February 24, 2025, the Group announced a leadership transition as part of the Company’s continued focus on strengthening its operational and financial strategy. It was decided that Steven Salo shall replace Mathieu Bonnet and was appointed as Executive Director, effective immediately. The Group remains committed to delivering innovative and accessible EV charging solutions across Europe while continuing to build a strong and sustainable future.